Significant Accounting Policies - Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos (Detail)	12 Months Ended
	Dec. 31, 2019 $ / $	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Exchange Rate as of	18.8600
Guatemala [member] | Guatemala, Quetzal [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Quetzal
Average Exchange Rate for	250	256	257
Exchange Rate as of	2.45	2.54
Costa Rica [member] | Costa Rica, Colon [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colon
Average Exchange Rate for	3	3	3
Exchange Rate as of	0.03	0.03
Panama [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	1,926	1,924	1,893
Exchange Rate as of	18.85	19.68
Colombia [member] | Colombian peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Colombian peso
Average Exchange Rate for	1	1	1
Exchange Rate as of	0.01	0.01
Nicaragua [member] | Nicaragua, Cordoba [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Cordoba
Average Exchange Rate for	58	62	63
Exchange Rate as of	0.56	0.61
Argentina [member] | Argentine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Argentine peso
Average Exchange Rate for	41	73	115
Exchange Rate as of	0.31	0.52
Venezuela [member] | Venezuelan bolivar fuerte [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Bolivar
Average Exchange Rate for	0
Exchange Rate as of	0
Brazil [member] | Brazilian reais [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Reais
Average Exchange Rate for	489	529	594
Exchange Rate as of	4.68	5.08
Chile [member] | Chilean peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Chilean peso
Average Exchange Rate for	3	3	3
Exchange Rate as of	0.03	0.03
Euro Zone [member] | Euro [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Euro (€)
Average Exchange Rate for	2,156	2,271	2,132
Exchange Rate as of	21.12	22.54
Peru [member] | Peru, Nuevo Sol [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Nuevo Sol
Average Exchange Rate for	577	585	578
Exchange Rate as of	5.68	5.83
Ecuador [member] | U S dollar [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	U.S. dollar
Average Exchange Rate for	1,926	1,924	1,893
Exchange Rate as of	18.85	19.68
Philippines [member] | Philippine peso [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Philippine peso
Average Exchange Rate for	0	37	38
Exchange Rate as of	0	0.37
Uruguay [member] | Uruguay Peso en Unidades Indexadas (UPUI) [member]
Disclosure of significant accounting policies [line items]
Functional / Recording Currency	Uruguayan peso
Average Exchange Rate for	55	63	66
Exchange Rate as of	0.51	0.61